Restatement of Financial Statements (Details Narrative)		12 Months Ended
	Feb. 14, 2013	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split description	effectuating a 1 for 6 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”)	The number of shares and per-share amounts have also been retroactively restated to reflect the 1-for-100 reverse stock split that took effect June 17, 2015.